Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Settlement of accounts payable	[1]	$ 588,114	$ 893,823

[1]	For comparative presentation purposes, settlement of accounts payable of $893,823 for the year ended December 31, 2018 was reclassified out of research and development and into settlement of accounts payable under other income.